LEASE LIABILITIES (Schedule of Finance Lease Liabilities Payable) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Principal	$ 176	$ 176	$ 280
Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	19,727	19,727	23,531
Interest		4,059	5,070
Principal	15,668	15,668	18,461
Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	186	186	301
Interest		9	21
Principal	177	177	280
Less than one year [Member] | Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	2,575	2,575	2,877
Interest		697	823
Principal	1,878	1,878	2,054
Less than one year [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	109	109	111
Interest		7	12
Principal	102	102	99
In more than one year, but not more than two [Member] | Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	2,175	2,175	2,644
Interest		621	730
Principal	1,554	1,554	1,914
In more than one year, but not more than two [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	77	77	111
Interest		2	7
Principal	75	75	104
In more than two years but not more than five [Member] | Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	5,985	5,985	6,621
Interest	1,469		1,765
Principal	4,516	4,516	4,856
In more than two years but not more than five [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	0	0	79
Interest		0	2
Principal	0	0	77
More than five years [Member] | Lease liabilities related Right of Use assets [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	8,992	8,992	11,389
Interest		1,272	1,752
Principal	7,720	7,720	9,637
More than five years [Member] | Sale and leaseback liabilities [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments	0	0	0
Interest		0	0
Principal	$ 0	$ 0	$ 0